Offerings	Oct. 30, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	a. The securities registered hereunder may be offered by the registrant separately or as units with any other securities registered hereunder. b. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees required in connection with this Registration Statement and will pay such fees on a pay-as-you-go basis. c. An indeterminate number or amount of debt securities, preferred stock, common stock and warrants is being registered as may from time to time be offered by the registrant at indeterminate prices and as may be issuable upon exercise, conversion, redemption, settlement or exchange of any securities registered hereunder, including under any applicable antidilution provisions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, redemption, settlement or exchange of other securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	See Note 1. Additionally, 4,500,000 shares of common stock are being registered as may from time to time be sold by the securityholder named in this Registration Statement at indeterminate prices.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.